Benefit Plans, Accumulated Benefit Obligation in Excess of Plan Assets (FY) (Details) - Pension Benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
U.S. Plans [Member]
Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligations	$ 1,052	$ 67,053
Accumulated benefit obligation	1,052	67,053
Fair value of plan assets	0	60,853
Accumulated benefit obligation	59,700	67,100
Non-U.S. Plans [Member]
Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligations	311,870	309,667
Accumulated benefit obligation	307,201	302,540
Fair value of plan assets	193,300	203,651
Accumulated benefit obligation	$ 316,800	$ 303,200